DEBT (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM LOANS

(a) Short-term loans:

		March 31, 2024	September 30, 2023
		(Unaudited)
China Construction Bank (“CCB’)	(1)	35,610	42,785
Shanghai Pudong Development Bank (“SPD Bank”)	(2)	1,384,984	1,370,614
China Construction Bank	(3)	-	137,061
Beijing Bank	(4)	830,990	822,368
Industrial and Commercial Bank of China	(5)	138,498	137,061
Agricultural Bank of China	(6)	1,107,987	-
Bohai Bank	(7)	553,994	-
Postal Savings Bank of China	(8)	426,852	-
China Resources Shenzhen International Investment Trust	(9)	138,498	-
Total short-term loans		4,617,414	2,509,890

(a) Short-term loans:

		September 30, 2023	September 30, 2022

China Construction Bank (“CCB’)	(1)	$42,785	$34,765
Shanghai Pudong Development Bank (“SPD Bank”)	(2)	1,370,614	1,405,777
China Construction Bank	(3)	137,061	140,578
Beijing Bank	(4)	822,368	843,467
Industrial and Commercial Bank of China	(5)	137,061	-
Total short-term loans		$2,509,890	$2,424,587

SCHEDULE OF LONG -TERM LOANS

(b) Long-term loans:

		March 31, 2024	September 30, 2023
		(Unaudited)
Xi’an High-Tech Emerging Industry Investment Fund Partnership	(10)	45,217	44,747
Webank Co., Ltd.	(11)	261,361	209,133
China Resources Shenzhen International Investment Trust	(12)	-	22,844
Huaxia Bank	(13)	955,639	603,070
Qishang Bank	(14)	346,246	411,184
Bank of Communication	(15)	41,273	-
Total		1,649,735	1,290,978
Less: current portion of long-term loans		(473,111)	(419,610)
Total long-term loans		1,176,624	871,368

(b) Long-term loans:

		September 30, 2023	September 30, 2022

Xi’an High-Tech Emerging Industry Investment Fund Partnership	(6)	$44,747	$1,082,449
Webank Co., Ltd.	(7)	209,133	262,813
China Resources Shenzhen International Investment Trust	(8)	22,844	179,237
Huaxia Bank	(9)	603,070	590,426
Qishang Bank	(10)	411,184	210,867
Total		1,290,978	2,325,792
Less: current portion of long-term loans		(419,610)	(2,135,979)
Total long-term loans		$871,368	$189,813